TO THE SHAREHOLDERS

Scout Regional Fund's total return (price change and reinvested distributions) for the quarter ended December 31, 1995, was 1.19% in comparison to the unmanaged Value Line Composite index which earned .52% for the same time period. For the calendar year ended December 31, 1995, returns were 19.96% and 21.85% for Scout Regional Fund and the Value Line Composite index, respectively.

With the help of strength in technology stocks, large capitalization stocks outpaced small-capitalization stocks throughout the year. Although value-oriented smaller stocks were more fairly priced than large stocks, low inflation, falling interest rates and strong cash inflows sustained their continued growth in 1995 as well.

As we begin 1996, it would be unreasonable to expect the same performance seen in 1995. The continued economic slowdown, and Congress' indecision over the budget have kept this year's interest rates unpredictable. If inflation remains moderate, and the Federal Reserve continues to lower interest rates, smaller capitalization stocks may have an opportunity to show their earn-ings potential. In addition, investors seeking better-valued stocks may turn to the longer-term growth of small stocks as the earnings momentums of larger stocks slows.

During the fourth quarter, Scout Regional Fund sold its position in Pioneer Hybrid Int'l. (food processing). Additionally, Medicine Shoppe Int'l. (retail/drug stores) was taken over by Cardinal Health Corp. As we enter 1996, Scout Regional Fund will rely on its value-oriented investment style and use its cash reserves when buying opportunities become available.

For our corporate shareholders, 54% of ordinary income distributions qualify for the corporate dividends received deduction.

We appreciate you as a valued shareholder of the Scout Regional Fund and continually welcome your questions or comments.

Sincerely,


Larry D. Armel
President

Top 10 Equity Holdings
						   Market       Percent
						    Value       of Total
Layne Inc.                                       $   697,500     2.31%
NPC International Inc. Cl. B                         623,500     2.07%
Brunswick Corp.                                      600,000     1.99%
Interstate Power Co.                                 565,250     1.87%
Sanfilippo (John B. & Son), Inc.                     555,000     1.84%
Commerce Clearing House Cl. B.                       551,250     1.83%
Kellwood Co.                                         550,125     1.82%
Laclede Gas Co.                                      549,250     1.82%
Alberto-Culver Co. Cl. A                             549,000     1.82%
Insituform Technologies, Inc. CI. A                  534,750     1.77%
Top 10 Equity Holdings Total:                      5,775,625    19.14%

NOTE: All market values based on 12/31/95 statement of assets.

Shares of the Scout Funds are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. or any other banking institution; nor are they federally insured by the Federal Deposit Insurance Corporation or any other federal agency. These shares involve investment risks, including the possible loss of the principal amount invested.

FINANCIAL STATEMENTS
Statement of Net Assets
December 31, 1995
								   Market
Shares           Company                             Cost           Value

COMMON STOCKS _ 83.44%
BASIC MATERIALS _  8.02%
  50,000  Amax Gold, Inc.*                     $       372,843 $       362,500
  15,000  Atchison Casting Co.*                        208,125         180,000
  15,000  Cyprus Amax Minerals Co.                     385,065         391,875
  20,000  Fansteel, Inc.                               146,140         137,500
  30,000  Huntco, Inc. Cl. A                           534,460         461,250
  35,000  Laclede Steel Co.*                           455,024         262,500
  25,000  Midwest Grain Products, Inc.                 495,000         350,000
  18,000  Petrolite Corp.                              523,424         513,000
  20,000  Santa Fe Pacific Gold                        256,478         242,500
						     3,376,559       2,901,125
CAPITAL GOODS _ 9.99%
   9,000  Bandag, Inc.                                 507,365         487,125
  25,000  BHA Group Inc. Cl. A                         334,521         331,250
     200  Emerson Electric Co.                          11,237          16,350
   5,000  Green (A.P.) Industries, Inc.                 53,608          97,500
  15,000  Harmon Industries, Inc. New                  236,250         236,250
  14,925  HON Industries Inc.                          373,163         347,006
  46,000  Insituform Technologies, Inc. Cl. A          442,624         534,750
  62,000  Layne Inc.*                                  379,889         697,500
  40,000  MYR Group                                    357,216         425,000
   9,000  Noble Affiliates, Inc.                       218,700         268,875
   5,000  Paul Mueller Co.                             152,912         171,250
						     3,067,485       3,612,856
CONSUMER CYCLICAL _  22.08%
   1,500  Advantage Companies, Inc.*                    16,905          27,000
  22,000  Angelica Corp.                               554,777         451,000
  20,000  Brown Group, Inc.                            575,662         285,000
  25,000  Brunswick Corp.                              404,074         600,000
  27,000  Caremark International Inc.                  482,220         489,375
   2,500  Casey's General Stores, Inc.                  20,156          54,688
  33,000  CPI Corp.                                    519,763         528,000
  10,000  Dillard Department Stores, Inc. Cl. A        258,906         285,000
     500  Donnelley (R.R.) & Sons                       14,338          19,688
  35,000  Flexsteel Industries, Inc.                   370,785         358,750
  27,000  Kellwood Co.                                 486,458         550,125
   7,000  Lee Enterprises, Inc.                        108,138         161,000
   6,000  Leggett & Platt                              108,900         145,500
  10,000  Mallinckrodt Group, Inc.                     318,057         363,750
   8,000  May Department Stores Co.                    291,515         338,000
CONSUMER CYCLICAL (Continued)
  24,000  Maytag Corp.                                 356,950         486,000
  86,000  NPC International Inc. Cl. B                 526,340         623,500
  25,000  O'Sullivan Industries Holdings, Inc.*        216,875         165,625
  20,000  Outboard Marine Corp.                        346,450         407,500
  33,000  Safety-Kleen Corp.                           561,070         515,625
  60,000  Sanfilippo (John B. & Son), Inc.*            625,625         555,000
   3,000  Sonic Corp.*                                  34,875          57,000
  30,000  Stuart Entertainment, Inc.*                  214,107         217,500
  75,000  Toastmaster Inc.                             484,495         300,000
						     7,897,441       7,984,626
CONSUMER STAPLES _ 15.63%
  18,000  Alberto-Culver Co. Cl. A                     419,780         549,000
  20,000  Beverly Enterprises, Inc.*                   223,500         212,500
   4,144  Cardinal Health                              103,825         226,884
  10,000  Clarcor Inc.                                 174,270         203,750
  35,000  Exabyte Corp.*                               514,594         511,875
  20,000  Fleming Companies Inc.                       531,570         412,500
  45,000  Isco, Inc.                                   497,731         416,250
  20,000  Jones Medical Industries, Inc.               131,270         482,500
  40,000  Lawter International, Inc.                   504,678         465,000
  20,000  Rival Co.                                    290,000         442,500
  35,000  Sealright Co.                                560,750         389,375
  10,000  Sigma-Aldrich Corp.                          463,313         495,000
  75,000  TCBY Enterprises, Inc.                       352,362         300,000
  36,000  VICORP Restaurants, Inc.*                    534,125         351,000
  25,000  Winnebago Industries, Inc.                   208,125         193,750
						     5,509,893       5,651,884
ENERGY _  9.44%
   9,750  Barrett Resources Corp.*                     189,173         286,406
   7,500  Helmerich & Payne Inc.                       188,376         223,125
   3,000  Kerr-McGee Corp.                             124,307         190,500
   7,500  KN Energy, Inc.                              168,187         218,438
  26,000  Laclede Gas Co.                              525,205         549,250
   9,000  MAPCO, Inc.                                  493,069         491,625
  40,225  Maverick Tube Corp.*                         298,608         311,744
  12,000  Murphy Oil Corp.                             484,100         498,000
  11,500  St. Joseph Light & Power                     312,512         408,250
  10,000  St. Mary Land & Exploration Co.              121,250         140,000
  10,000  Total Petroleum North America Ltd.           105,500          97,500
						     3,010,287       3,414,838
FINANCIAL _ 5.22%
   3,500  Boatmen's Bancshares                          76,517          143,063
  15,000  Brenton Banks                                277,500         318,750
   1,575  Commerce Bancshares Inc.                      39,107          60,244
  10,000  Commerce Clearing House Cl. B                155,000         551,250
   5,000  Edwards (A.G.), Inc.                          83,375          119,375
   1,500  Kansas City Life Insurance Co.                60,017          78,750
   1,500  Magna Group, Inc.                             27,750          35,625
   2,000  Mercantile Bancorporation Inc.                60,246          92,000
   3,500  Old Republic International                    72,362          124,250
  10,000  Reinsurance Group of America, Inc.           268,770         366,250
						     1,120,644       1,889,557
MISCELLANEOUS _  1.92%
  60,000  B.I. Inc.*                                   297,250         457,500
  25,000  Stimsonite Corp.*                            255,125         237,500
						       552,375         695,000
TECHNOLOGY _  0.47%
   5,000  DOVatron International Inc.*                  92,187         168,750

TRANSPORTATION & SERVICES _ 0.94%
  15,000  Werner Enterprises, Inc.                     288,750         303,750
   3,000  Yellow Corp.                                  74,066          37,125
						       362,816         340,875
UTILITIES _  9.73%
  20,000  California Energy Co., Inc.*                 321,655         390,000
  26,000  Empire District Electric Co.                 500,070         464,750
  20,000  IES Industries, Inc.                         484,782         530,000
  17,000  Interstate Power Co.                         487,170         565,250
  12,000  Kansas City Power & Light Co.                260,055         313,500
  20,000  Lincoln Telecommunications Co.               282,000         422,500
  40,000  Southwestern Energy Co.                      599,580         510,000
   7,000  Union Electric Co.                           253,346         292,250
   1,000  Utilicorp United, Inc.                        27,117          29,375
						     3,215,775       3,517,625

TOTAL COMMON STOCKS _ 83.44%                        28,205,462      30,177,136

CONVERTIBLE CORPORATE BOND _ 1.01%
$   384,000  Beverly Enterprises, Inc., Cv.
		Sub. Deb., 7.625%,
		due March 15, 2003                     377,010         366,720

SHORT-TERM CORPORATE NOTES _ 13.79%
    500,000  Anheuser-Busch Cos., Inc.,
		5.60%, due January 23, 1996            498,211         498,211
    500,000  Chevron Corp., 5.63%,
		due January 5, 1996                    499,609         499,609
    500,000  Dover Corp., 5.71%,
		due January 10, 1996                   499,207         499,207
    500,000  Gannett Co., Inc., 5.77%,
		due January 17, 1996                   498,638         498,638
    500,000  Gillette Co., 5.70%,
		due January 5, 1996                    499,604         499,604
    500,000  Heinz (H.J.) Co., 5.69%,
		due January 26, 1996                   497,945         497,945
    500,000  K N Energy Inc., 5.83%,
		due January 17, 1996                   498,623         498,623
    500,000  PepsiCo, Inc., 5.72%,
		due January 26, 1996                   497,934         497,934
    500,000  Progress Capital Holdings, Inc.,
		5.62%, due January 30, 1996            497,658         497,658
    500,000  Weyerhauser Co., 5.73%,
		due January 8, 1996                    499,363         499,363

TOTAL SHORT-TERM CORPORATE NOTES _ 13.79%            4,986,792       4,986,792

TOTAL INVESTMENTS _ 98.24%                     $    33,569,264      35,530,648

Other assets less liabilities _ 1.76%                                  637,030

TOTAL NET ASSETS _ 100.00%
  (equivalent to $10.11 per share;
  10,000,000 shares of $1.00 par value
  capital shares authorized;
  3,577,133 shares outstanding)                                $    36,167,678


For federal income tax purposes, the identified cost of investments owned at December 31, 1995 was $33,569,264.

Net unrealized appreciation for federal income tax purposes was $1,961,384, which is comprised of unrealized appreciation of $4,125,970 and unrealized depreciation of $2,164,586.

Statement of Assets and Liabilities
December 31, 1995
ASSETS:
  Investment securities, at market value
    (identified cost $33,569,264)                         $       35,530,648
  Cash                                                               587,199
  Dividends receivable                                                51,974
  Interest receivable                                                  8,540
  Receivable for investments sold                                    162,480
    Total assets                                                  36,340,841
LIABILITIES AND NET ASSETS:
  Payable for investments purchased                                  173,163
    Total liabilities                                                173,163

NET ASSETS                                                $       36,167,678

NET ASSETS CONSIST OF:
  Capital (capital stock and paid-in capital)             $       33,630,051
  Accumulated undistributed income:
    Undistributed net investment income                                6,906
    Accumulated net realized gain on investment transactions         569,337
      Net unrealized appreciation of investments                   1,961,384

NET ASSETS APPLICABLE TO OUTSTANDING SHARES               $       36,167,678

Capital shares, $1.00 par value
	Authorized                                                10,000,000
	Outstanding                                                3,577,133

NET ASSET VALUE PER SHARE                                      $       10.11

See accompanying Notes to Financial Statements.

Statement of Operations
For the Year Ended December 31, 1995

INVESTMENT INCOME:
  Income:
    Dividends                                                $       631,370
    Interest                                                         283,408
								     914,778
  Expenses:
    Management fees (Note 3)                                         274,973
    Governmental fees                                                 11,245
								     286,218
      Net investment income                                          628,560

REALIZED AND UNREALIZED GAIN ON INVESTMENTS (Note 1):
  Realized gain from investment transactions (excluding
   repurchase agreements and short-term corporate notes):
   Proceeds from sales of investments                             10,327,682
   Cost of investments sold                                        7,549,290
     Net realized gain from investment transactions                2,778,392
  Unrealized appreciation (depreciation) of investments:
    Beginning of year                                               (402,358)
    End of year                                                    1,961,384
      Net unrealized appreciation of investments                   2,363,742
      Net gain on investments                                      5,142,134
      Net increase in net assets resulting from operations  $      5,770,694

Statements of Changes in Net Assets
For the Two Years Ended December 31, 1995


                                                 							 1995         1994
INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                             $    628,560  $    527,641
  Net realized gain from investment transactions       2,778,392     1,047,916
  Net unrealized appreciation (depreciation) of
  investments                                          2,363,742    (1,388,928)
    Net increase in net assets resulting from
    operations                                         5,770,694       186,629

DISTRIBUTIONS TO SHAREHOLDERS FROM:*
  Net investment income                                 (622,972)     (529,476)
  Net realized gain from investment transactions      (2,350,926)     (511,597)
    Total distributions to shareholders               (2,973,898)   (1,041,073)

INCREASE FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from 701,498 and 679,634 shares sold        6,981,171     6,424,818
  Net asset value of 166,398 and 62,998 shares
    issued for reinvestment of distributions           1,663,855       574,404
						       8,645,026     6,999,222
  Cost of 334,038 and 369,416 shares redeemed         (3,273,596)   (3,480,748)
    Net increase from capital share transactions       5,371,430     3,518,474
      Total increase in net assets                     8,168,226     2,664,030

NET ASSETS:
  Beginning of year                                   27,999,452    25,335,422
  End of year (including undistributed net
    investment income of $6,906 and $1,318,
    respectively)                                $    36,167,678  $ 27,999,452

Distributions to shareholders:
  Income dividends per share                       $       0.190  $      0.180
  Capital gains distribution per share             $       0.705  $      0.171

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES _

The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Effective on July 12, 1991, the Fund's shareholders approved a change in the fiscal year-end and the investment objective of the Fund. A summary of significant accounting policies that the Fund uses in the preparation of its financial statements follows. The policies are in conformity with generally accepted accounting principles.

Investments _ Common stocks traded on a national securities exchange are valued at the last reported sales price on the last business day of the period or, if no sale was reported on that date, at the average of the last reported bid and asked prices. Investment transactions are recorded on the date securities are purchased or sold. Dividend income and distributions to shareholders are recorded on the ex-dividend dates. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on the identified cost basis. Short-term investments are valued at cost with interest income recorded on the accrual basis.

Federal Income Taxes _ The Fund has complied with the Internal Revenue Code requirements applicable to regulated investment companies and will distribute all income to its shareholders. Therefore, no Federal income tax provision is required.

2. PURCHASES AND SALES OF SECURITIES _ The aggregate amounts of security transactions during the year ended December 31, 1995 (excluding repurchase agreements and short-term corporate notes), are as follows:

	Purchases               $       11,551,090
	Proceeds from sales             10,327,682

3. MANAGEMENT FEES _ Management fees, which include all normal expenses of the Fund other than taxes, fees and other charges of governmental agencies for qualifying the Fund's shares for sale, special legal fees, interest and brokerage com-missions, are paid to Jones & Babson, Inc., an affiliated company. These fees are based on average daily net assets of the Fund at the annual rate of .85 of one percent of net assets. Certain officers and/or directors of the Fund are also officers and/or directors of Jones & Babson, Inc.

4. REPURCHASE AGREEMENTS _ Securities purchased under agreements to resell are held by the Fund's custodian and investment counsel, UMB Bank, n.a. The custodian monitors the market values of the underlying securities which they have purchased on behalf of the Fund to ensure that they are sufficient to protect the Fund in the event of default by the seller.